Long-term debt - Long-term debt (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) tranche payment	Sep. 30, 2023 USD ($) tranche payment	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,100,321,000		$ 3,267,034,000
Current portion	1,158,971,000		93,447,000
Long-term debt	1,941,350,000		3,173,587,000
Repayments of borrowings	79,150,000		401,654,000
Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	69,300,000
2014 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 473,808,000		$ 550,177,000
Borrowings, number of tranches | tranche	2	2
Borrowings, number of yearly payments | payment	7	7
2014 U.S. Senior Notes | Tranche six
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 50,000,000
2014 U.S. Senior Notes | Less than one year | Remaining total tranches
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 473,830,000			$ 350,000,000
2014 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 473,830,000
2014 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term	1 year	1 year
Borrowings, interest rate	4.01%		3.98%	4.01%
2014 U.S. Senior Notes | Settled cross-currency swap agreement | Tranche six
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 67,765,000
2021 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,342,714,000		$ 1,361,974,000
Borrowings, number of tranches | tranche	2	2
2021 U.S. Senior Notes | Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 812,280,000			$ 600,000,000
2021 U.S. Senior Notes | Beyond five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	541,520,000			$ 400,000,000
2021 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 1,353,800,000
2021 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term	5 years	5 years
Borrowings, interest rate	1.79%			1.79%
2021 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 596,550,000		595,900,000
Borrowings, interest rate	2.10%			2.10%
2021 CAD Senior Notes | Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities				$ 600,000,000
2021 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 600,000,000
Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	676,886,000		687,705,000
Unsecured committed term loan credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 676,900,000
Unsecured committed term loan credit facility | LIBOR | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.43%			6.43%
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,363,000		$ 71,278,000